Related-party Transactions - Schedule of Amounts Related to Balances with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Receivables	$ 15
Payables	$ 30	$ 33